RESTRUCTURING COST (Schedule of Restructuring plan) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Balance sheet
Provision for employee's termination expenses		$ 657
Investment in building and infrastructures		2,382
Investment in machineries	[1]	3,478
Total		6,517
Restructuring expenses, net
Employee's termination cost		686
Restructuring income from lease modification		(1,315)
Restructuring expenses from asset's impairment		1,800
Other restructuring expenses		584
Cost of sales
Acceleration of assets depreciation expenses		1,200
Total		2,955
Net cash used in operating activity for restructuring expenses		580
Government incentives [Member]
Balance sheet
Investment in machineries		$ 1,200

[1]	Investment in machineries were offset by a grant of $1.2 million received from the State Of Oklahoma as part of a larger incentive plan granted to TAT. As part of this plan TAT Limco will be entitled to several incentives including additional grants, tax exempt and incentives and support in employee's salaries over the next 10 years.